21. Minimum Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2015
Trust preferred securities prepayment by underlying bank
Minimum Regulatory Capital Requirements

Regulators of the Company and its subsidiary, Highlands Union Bank (the “Bank”), have implemented risk-based capital guidelines which require compliance with certain minimum capital ratios as a percent of assets and other certain off-balance sheet items that are adjusted for predefined credit risk factors. Effective January 1, 2015 (with some changes transitioned into full effectiveness over two to four years), the Bank became subject to new capital requirements adopted by the Federal Reserve. These new requirements create a new required ratio for common equity Tier 1 ("CETI") capital, increase the Tier 1 capital ratio, change the risk weight of certain assets for purposes of the risk-based capital ratios, create an additional capital conservation buffer over the required capital ratios and change what qualifies as capital for purposes of meeting these various capital requirements. Beginning in 2016, failure to maintain the required capital conservation buffer will limit the ability of the Bank to pay dividends, repurchase shares or pay discretionary bonuses. The Company is exempt from consolidated capital requirements as those requirements do not apply to certain small bank holding companies with assets under $1 billion.

Under the new capital regulations, the minimum capital ratios are: (1) CETI capital ratio of 4.5% of risk-weighted assets (new); (2) a Tier 1 capital ratio of 6.0% of risk-weighted assets (increased from 4.0%): (3) a total capital ratio of 8.0% of risk-weighted assets (unchanged); and (4) a leverage ratio of 4.0% (unchanged). CETI generally consists of common stock and retained earnings, subject to applicable regulatory adjustments and deductions.

There are a number of changes in what constitutes regulatory capital, some of which are subject to transition periods. These changes include the phasing-out of certain instruments as qualifying capital. The Bank does not use any of these instruments. Under the new requirements for total capital, Tier 2 capital is no longer limited to the amount of Tier 1 capital included in total capital. Mortgage servicing rights, certain deferred tax assets and investments in unconsolidated subsidiaries over designated percentages of CETI will be deducted from capital. The Bank has elected to permanently opt-out of the inclusion of accumulated other comprehensive income in our capital calculations, as permitted by the regulations. This opt-out will reduce the impact of market volatility on our regulatory capital levels.

The new requirements also include changes in the risk-weights of assets to better reflect credit risk and other risk exposures. These include a 150% risk weight (increased from 100%) for certain high volatility commercial real estate acquisition, development and construction loans and for non-residential mortgage loans that are 90 days past due or otherwise in non-accrual status; a 20% (increased from 0%) credit conversion factor for the unused portion of a commitment with an original maturity of one year or less that is not unconditionally cancellable; a 250% risk weight (increased from 100%) for mortgage servicing and deferred tax assets that are not deducted from capital; and increased risk weights (0% to 600%) for equity exposures.

In addition to the minimum CETI, Tier 1 and total capital ratios, the Bank will have to maintain a capital conservation buffer consisting of additional CETI capital greater than 2.5% of risk-weighted assets above the required minimum levels in order to avoid limitations on paying dividends, engaging in share repurchases, and paying discretionary bonuses based on percentages of eligible retained income that could be utilized for such actions. This new capital conservation buffer requirement will be phased in beginning in January 2016 at 0.625% of risk-weighted assets and increasing each year until fully implemented in January 2019.

The Federal Reserve’s prompt corrective action standards also changed effective January 1, 2015. Under the new standards, in order to be considered well-capitalized, the Bank must have a CETI ratio of 6.5% (new), a Tier 1 ratio of 8.0% (increased from 6.0%), a total risk-based capital ratio of 10.0% (unchanged) and a leverage ratio of 5.0% (unchanged). As of December 31, 2015, the Bank meets all these new requirements, including the full capital conservation buffer.

The Bank’s actual and required capital amounts and ratios are as follows:

	Actual		To Be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio

As of December 31, 2015:
Total Risk-Based Capital (to Risk-Weighted Assets)	$49,588	12,55%	$39,506	=>10%
Common Equity Tier 1 Capital to Risk Weighted Assets	44,573	11.28%	25,679	=>6.5%
Tier 1 Capital (to Risk-Weighted Assets)	44,573	11.28%	31,605	=>8%
Tier 1 Capital (to Adjusted Total Assets -Leverage	44,573	7.33%	30,422	=>5%

As of December 31, 2014:
Total Risk-Based Capital (to Risk-Weighted Assets)	$51,184	14.19%	$28,861	=>10%
Tier 1 Capital (to Risk-Weighted Assets)	46,663	12.93%	14,430	=>6%
Tier 1 Capital (to Adjusted Total Assets) -Leverage	46,663	7.71%	24,196	=>5%